Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Notes
Stockholders' Equity

Note 6 - Stockholders’ Equity

Sale of Subsidiary

On August 27, 2010, the Company entered into a Stock Purchase Agreement (the “SPA”).  Pursuant to the SPA, the Buyers who signed the SPA, including Michael Hodges, the former Chairman and Interim Chief Executive Officer of the Company, purchased from the Company on or before August 31, 2010, all of the issued and outstanding common stock of Genesis Fluid Solutions, Ltd. (GFS), its wholly-owned subsidiary.  The Purchase Price for GFS was (a) an aggregate of 6,331,050 shares of Common Stock of the Company to be cancelled including, an aggregate of 1,300,000 shares of Common Stock of the Company held under an Escrow Agreement dated October 30, 2009 among the Company, GFS, Michael Hodges, and Sichenzia Ross Friedman Ference LLP, as escrow agent; (b) an aggregate of approximately 3,011,000 options and warrants of the Company to be cancelled; and (c) GFS’s payment to the Company of a six (6%) percent royalty beginning August 8, 2010, on all gross revenues derived from (i) dewatering operations (exclusive of payments to subcontractors) and (ii) the sale, lease or licensing arrangements of the Rapid Dewatering System and/or any of the dewatering boxes of GFS and its affiliates until the Company receives $4,000,000 and a royalty of three (3%) percent of gross revenues thereafter not to exceed a cumulative royalty of $15,000,000 (the “Royalty”).

Preferred Stock

The Company is authorized to issue up to 25,000,000 shares of preferred stock having a par value of $0.001 per share.

During 2011 the Company issued 200,000 shares of its Series A preferred stock at $10 per share for proceeds of $2,000,000. Each share of Series A preferred stock is convertible to 10 shares of common stock upon the Company’s common stock trading at $2.25 per share for 60 consecutive days. The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock. The Company has accrued a dividend of $54,155 on the preferred stock as of December 31, 2011.

The Warrants are substantially the same as the funding warrants authorized for all shareholders of record as of December 31, 2010. Upon the exercise of a Class A Warrant for the $3.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class B Common Stock Purchase Warrant (“Class B Warrant”) to purchase one share of Common Stock at $6.00 per share, subject to redemption and/or temporary reduction by the Company. The Class B Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class B Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company determined the value of the Class A Warrants to be $1,087,881 using the Black-Scholes model. The Company allocated $497,792 of the $2,000,000 proceeds received from  the Preferred Stock to the Class A Warrant and is amortizing the remaining $497,792 as a dividend expense over the 4 year term of the Warrants. The Company recognized $35,202 of additional dividend expense due to the Class A Warrants during the year ended December 31, 2011.

Upon the exercise of the Class B Warrant for the $6.00 Exercise Price, the Holder shall receive one share of Common Stock and a Class C Common Stock Purchase Warrant (“Class C Warrant”) to purchase one share of Common Stock at $12.00 per share, subject to redemption and/or temporary reduction by the Company. The Class C Warrant shall be exercisable into shares of Common Stock at any time, or from time-to-time, up to and including 5:00 p.m. (Pacific Coast Time) on the third anniversary date from the date of the last issuance of the Class C Warrants, unless previously called or extended by the Company on thirty (30) days’ prior written notice; provided, however, if such date is not a Business Day, then on the Business Day immediately following such date. The Company will determine the value of the Class B Warrant when the Class A Warrants are exercised and the value of the Class C Warrant when the Class B Warrants are exercised.

Common Stock

The Company is authorized to issue up to 100,000,000 shares of common stock having a par value of $0.001 per share, of which 18,703,182 and  11,855,232 shares were issued and outstanding at December 31, 2011 and 2010, respectively.

On December 31, 2010, 434,782 shares of the Company’s stock were issued for cash of $499,999 in a private placement. On August 7, 2010, 6,331,050 common shares were cancelled upon sale of the subsidiary Genesis Fluid Solutions. On March 19, 2010, the Company issued 83,000 common shares to a consultant for services valued at $41,500. On December 14, 2011 the Company issued 125,000 shares to a consultant for services valued at $1.51 per share. On December 5, 2011 the Company issued 89,368 shares to consultants for services valued at $1.26 per share. On December 1, 2011 the Company issued 6,000 shares of its common stock under an outstanding warrant to an executive officer for accrued compensation valued at $1.00 per share.  On October 4, 2011 the Company issued 16,805 shares upon the cashless exercise of warrants at $1.25 and 79,535 shares to consultants valued at $1.72 per share. On September 29, 2011 the Company issued 12,000 shares of its common stock to an executive officer for accrued compensation valued at $1.00 per share. On September 7, 2011 the Company issued 66,667 shares of common stock to certain key employees of Xnergy, Inc. valued at $1.72 per share and 4,500,000 shares for the acquisition of its subsidiary, as described in Note 12. On July 13, 2011 the Company issued 100,000 shares of common stock for investment advisory services valued at $1.09 per share. On May 16, 2011 the Company issued 150,000 shares for a license to certain light switching technology and paid $100,000 cash. The shares were valued at $1.18 per share. On May 24, 2011 the Company issued 100,000 shares to an investment banking firm for services valued at $1.16 per share. On March 21, 2011 the Company issued 72,813 shares, valued at $95,784, for the cancellation of 238,500 previously issued options. On February 24, 2011 the Company issued 100,000 shares, valued at $1.24 for director’s fees.  One half of the shares vested immediately, the remainder vest one year from issuance. On February 21, 2011 the Company issued 150,000 shares valued at $1.18 for compensation.  On January 1, 2011 the Company issued 1,279,762 shares for the acquisition of its subsidiary, as described in Note 12.

Incentive Stock Option and Warrant Grants to Employees and Directors

On October 30, 2009, the Company’s board of directors and stockholders adopted the 2009 Equity Incentive Plan (the “2009 Plan”). The purpose of the 2009 Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into our development and financial success. Under the 2009 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options, stock appreciation rights, performance shares, restricted stock and long-term incentive awards. The Company has reserved for issuance an aggregate of 4,542,000 shares of common stock under the 2009 Plan. The 2009 Plan will be administered by the Company’s board of directors until such time as such authority has been delegated to a committee of the board of directors.

The material terms of each option granted pursuant to the 2009 Plan by the Company shall contain the following terms: (i) that the purchase price of each share purchasable under an incentive option shall be determined by the Committee at the time of grant, but shall not be less than 100% of the Fair Market Value (as defined in the 2009 Plan) of such common share on the date the option is granted, (ii) the term of each option shall be fixed by the Committee, but no option shall be exercisable more than 10 years after the date such option is granted and (iii) in the absence of any option vesting periods designated by the Committee at the time of grant, options shall vest and become exercisable as to one-third of the total number of shares subject to the option on each of the first, second and third anniversaries of the date of grant.

On October 30, 2009, the Company issued, pursuant to the 2009 Plan, ten-year options to purchase 1,972,000 shares in the Company in exchange for the return of 1,972,000 shares of common stock (see above). On October 30, 2009, the Company granted, pursuant to the 2009 Plan, ten-year stock options to purchase 1,250,000 common shares of the Company, of which (i) 580,000 are exercisable immediately at $0.90 per share, (ii) 70,000 are exercisable on April 30, 2010 at $0.99 per share, and (iii) 600,000 vest based on performance milestones, as stipulated in the option, and are exercisable at $1.00 per share. None of these options are currently outstanding.

On June 12, 2010 the Company issued options to purchase 10,000 shares of the Company’s common stock to a consultant.  The options are exercisable at a strike price of $1.00.  The options expire ten years from the date of issuance. On September 1, 2010 the Company issued warrants to purchase 2,000,000 shares of the Company’s common stock to two officers of the Company.  The warrants are exercisable at a strike price of $1.00.  The warrants expire ten years from the date of issuance.  On the date of issuance, 200,000 of the warrants vested.  On October 31, 2010, an additional 300,000 warrants vested.  On September 1, 2011, 500,000 additional warrants vested.

On December 14, 2010 the Company issued options to purchase 30,000 shares of the Company’s common stock to two consultants.  The options are exercisable at a strike price of $1.70.  The options expire ten years from the date of issuance. On December 27, 2010 the Company issued warrants to purchase 500,000 shares of the Company’s common stock to a consultant.  The warrants are exercisable at a strike price of $1.74.  The warrants expire two years from the date of issuance.

On December 7, 2010 the Company declared a distribution to all shareholders of record on December 31, 2010.  Each shareholder is entitled to receive upon the effective date of a registration statement with the SEC one Class A warrant to purchase one share of common stock at an exercise price of $3.00 and one Class B warrant to purchase one share of common stock at an exercise price of $6.00 per share and one Class C warrant to purchase one share of common stock at an exercise price of $12.00 per share.  All of which expire ten years after issuance. Due to the fact that the Company has an accumulated deficit, the distribution was accounted for as a return of capital and recorded as a reduction to additional-paid in capital.

On January 1, 2011, the Company granted 97,791 options to employees of Castrovilla at $1.68 per share. The Company will recognize $107,699 in expense over the term of the options. On October 4, 2011 the Company issued 450,000 options to the President of Castrovilla at $1.72 per share:  150,000 vesting immediately, 150,000 to vest upon the billing of 500 petroleum sites and 150,000 to vest upon the billing of 1,000 additional petroleum sites. The Company will recognize $145,331 in expense over the term of the options.

As of December 31, 2011, 3,934,209 shares were remaining under the 2009 Plan for future issuance.

Incentive Stock Option and Warrant Grants to Employees and Directors

On March 1, 2011 the Company issued 2,000,000 warrants to its executive officers pursuant to their employment contracts as outlined in Note 5 which are deemed vested as of December 31, 2011. On February 23, 2011 the Company granted 500,000 warrants to a director at $1.24 which vest over 4 years. On May 16, 2011 the Company granted and vested 160,000 warrants to a consultant at $1.15.

The total fair value of stock warrant and option awards (not including those issued in exchange for common stock returned to the Company) granted to employees during the years ended December 31, 2011 and 2010 was $6,293,205 and $3,167,745, respectively, which is being recognized over the respective vesting periods. The Company recorded compensation expense of $7,435,576 and $1,617,268 for the years ended December 31, 2011 and 2010, respectively, in connection with these stock warrants and options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of our stock price over the expected option term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. There were no options granted during 2011 and 2010. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the years ended December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Expected term (years)	5.0 - 10.0	1.0 - 10.0
Expected volatility	160%	216%
Weighted-average volatility	160%	216%
Risk-free interest rate	3.99%	0.71% - 4.32%
Dividend yield	0%	0%
Expected forfeiture rate	0%	0%

The expected life is computed using the simplified method, which is the average of the vesting term and the contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

Incentive Stock Option and Warrant Grants to Employees and Directors

A summary of the Company’s stock option activity during the years ended December 31, 2011 and 2010 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2009	3,222,000	$0.94	9.8
Granted	298,500	1.26	10
Exercised	--	--	--
Forfeited	(3,222,000)	--	--
Expired	--	--	--
Balance Outstanding, December 31, 2010	298,500	1.00	9.8	--
Granted	97,791	1.68	5
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.8
Expired	--	--	--
Exercised	--	--	--
Balance Outstanding, December 31, 2011	607,791	$1.63	9.8	$1,018,089
Exercisable, December 31, 2011	307,791	$1.63	9.8	$502,089

A summary of the Company’s warrant activity during the years ended December 31, 2011 and December 31, 2010 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2009	3,520,000	$1.98	--	$--
Granted	8,427,616	2.45	0.88
Exercised	--	--	--
Forfeited	(77,500)	2.00	1.90
Balance Outstanding, December 31, 2010	11,870,116	2.31	2.78	$27,457,223
Granted	2,660,000	2.53	5.00
Exercised	(18,000)	1.00	--
Granted	1,000,000	3.00	10.00
Forfeited	(50,000)	1.25	--
Granted	69,000	1.75	5.00
Balance Outstanding December 31, 2011	15,531,116	$2.53	2.78	$33,801,473
Exercisable, December 31, 2011	15,156,116	$2.23	2.78	$33,801,473

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2011 and 2010 was $1.63 and $1.68, respectively. The Company expects all non-contingent outstanding employee stock options to eventually vest.

As of December 31, 2011, there were total unrecognized compensation costs related to nonvested share-based compensation arrangements of $412,389, of which $290,662 which is expected to be recognized over the respective vesting periods which extend through 2013.

As of December 31, 2010, there were total unrecognized compensation costs related to nonvested share-based compensation arrangements of $1,609,949, which is expected to be recognized over the respective vesting periods which extend through 2013.